SCHEDULE OF LOANS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 19, 2020
IfrsStatementLineItems [Line Items]
Rate			25.00%
Total Carrying Value	$ 85,058	$ 86,571
CEBA [member]
IfrsStatementLineItems [Line Items]
Start Date	May 19, 2020
Maturity Date	Mar. 28, 2024
Rate	0.00%		5.00%
Total Carrying Value	$ 40,000	37,383
CEBA [member]
IfrsStatementLineItems [Line Items]
Start Date	Apr. 23, 2021
Maturity Date	Mar. 28, 2024
Rate	0.00%
Total Carrying Value	$ 40,000	37,383
Vehicle loan [member]
IfrsStatementLineItems [Line Items]
Start Date	Aug. 30, 2019
Maturity Date	Sep. 11, 2024
Rate	6.99%
Total Carrying Value	$ 5,058	$ 11,805